Submission	May 01, 2025
Submission [Line Items]
Central Index Key	0001711269
Registrant Name	Evergy, Inc.
Registration File Number	333-281614
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES